Average Annual Total Returns	RiverNorth Core Opportunity Fund Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Core Opportunity Fund - Return After Taxes on Distributions Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Core Opportunity Fund - Return After Taxes on Distributions and Sale of Fund Shares Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Core Opportunity Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1/28/2015 - 1/28/2015	RiverNorth Core Opportunity Fund Blend Index (reflects no deduction for fees, expenses, or taxes) 1/28/2015 - 1/28/2015	RiverNorth Managed Volatility Fund Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Managed Volatility Fund - Return After Taxes on Distributions Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Managed Volatility Fund - Return After Taxes on Distributions and Sale of Fund Shares Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Managed Volatility Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1/28/2015 - 1/28/2015	RiverNorth/Oaktree High Income Fund Class I Shares 1/28/2015 - 1/28/2015	RiverNorth/Oaktree High Income Fund Class R Shares 1/28/2015 - 1/28/2015	RiverNorth/Oaktree High Income Fund - Return After Taxes on Distributions Class I Shares 1/28/2015 - 1/28/2015	RiverNorth/Oaktree High Income Fund - Return After Taxes on Distributions Class R Shares 1/28/2015 - 1/28/2015	RiverNorth/Oaktree High Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class I Shares 1/28/2015 - 1/28/2015	RiverNorth/Oaktree High Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class R Shares 1/28/2015 - 1/28/2015	RiverNorth/Oaktree High Income Fund Bank of America Merrill Lynch Non-Financial Developed High Yield Constrained Index 1/28/2015 - 1/28/2015	RiverNorth/Oaktree High Income Fund CSFB Leveraged Loan Index 1/28/2015 - 1/28/2015	RiverNorth/DoubleLine Strategic Income Fund Class I Shares 1/28/2015 - 1/28/2015	RiverNorth/DoubleLine Strategic Income Fund Class R Shares 1/28/2015 - 1/28/2015	RiverNorth/DoubleLine Strategic Income Fund - Return After Taxes on Distributions Class I Shares 1/28/2015 - 1/28/2015	RiverNorth/DoubleLine Strategic Income Fund - Return After Taxes on Distributions Class R Shares 1/28/2015 - 1/28/2015	RiverNorth/DoubleLine Strategic Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class I Shares 1/28/2015 - 1/28/2015	RiverNorth/DoubleLine Strategic Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class R Shares 1/28/2015 - 1/28/2015	RiverNorth/DoubleLine Strategic Income Fund Barclays Capital U.S. Aggregate Bond Index 1/28/2015 - 1/28/2015	RiverNorth Equity Opportunity Fund Class I Shares 1/28/2015 - 1/28/2015	RiverNorth Equity Opportunity Fund Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Equity Opportunity Fund - Return After Taxes on Distributions Class I Shares 1/28/2015 - 1/28/2015	RiverNorth Equity Opportunity Fund - Return After Taxes on Distributions Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Equity Opportunity Fund - Return After Taxes on Distributions and Sale of Fund Shares Class I Shares 1/28/2015 - 1/28/2015	RiverNorth Equity Opportunity Fund - Return After Taxes on Distributions and Sale of Fund Shares Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Equity Opportunity Fund Russell 1000® Value Index 1/28/2015 - 1/28/2015
[AverageAnnualReturnAbstract]
1 Year	6.28%	3.21%	4.64%	13.69%	10.62%	1.88%	(1.26%)	1.07%	13.69%	3.02%	2.75%	(0.39%)	(0.53%)	1.76%	1.61%	0.29%	2.02%	8.49%	8.21%	5.54%	5.38%	4.78%	4.62%	5.97%	10.84%	10.63%	4.34%	4.27%	8.52%	8.40%	13.45%
5 Years	10.06%	8.01%	7.52%	15.45%	11.18%
Since Inception	8.42%	6.66%	6.22%	6.96%	6.52%	4.23%	1.49%	1.99%	20.43%	4.40%	4.16%	2.07%	1.93%	2.34%	2.20%	4.28%	4.07%	8.04%	7.81%	5.62%	5.51%	5.22%	5.10%	4.02%	16.78%	16.54%	12.28%	12.14%	11.76%	11.61%	21.53%
Inception Date	Dec. 27, 2006	Dec. 27, 2006	Dec. 27, 2006	Dec. 27, 2006	Dec. 27, 2006	Oct. 12, 2012	Oct. 12, 2012	Oct. 12, 2012	Oct. 12, 2012	Dec. 28, 2012	Dec. 28, 2012	Dec. 28, 2012	Dec. 28, 2012	Dec. 28, 2012	Dec. 28, 2012	Dec. 28, 2012	Dec. 28, 2012	Dec. 30, 2010	Dec. 30, 2010	Dec. 30, 2010	Dec. 30, 2010	Dec. 30, 2010	Dec. 30, 2010	Dec. 30, 2010	Jul. 18, 2012	Jul. 18, 2012	Jul. 18, 2012	Jul. 18, 2012	Jul. 18, 2012	Jul. 18, 2012	Jul. 18, 2012